Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Stockholder's Equity
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	600,000,000
Common stock, shares issued	15,020,512	15,454,623	15,211,290
Common stock, shares outstanding	15,020,512	15,464,623	15,211,290
Series B Convertible Preferred Stock [Member]
Stockholder's Equity
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	2,495,000	2,495,000	2,495,000
Preferred stock, shares outstanding	2,495,000	2,495,000	2,495,000
Series C Convertible Preferred Stock [Member]
Stockholder's Equity
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,200,000	1,200,000	1,200,000
Preferred stock, shares issued	911,149	911,149	911,149
Preferred stock, shares outstanding	911,149	911,149	911,149
Series D Convertible Preferred Stock [Member]
Stockholder's Equity
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,500,000	2,500,000	2,500,000
Preferred stock, shares issued	1,979,000	1,979,000	1,881,500
Preferred stock, shares outstanding	1,979,000	1,979,000	1,881,500
Series A Preferred Stock [Member]
Stockholder's Equity
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	720,000	720,000	720,000
Preferred stock, shares outstanding	720,000	720,000	720,000